Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial Assets [Line Items]
Financial assets at amortized cost	£ 301	£ 303
Total financial assets at amortized cost	£ 301	10,303
Term Deposit
Disclosure of Financial Assets [Line Items]
Financial assets at amortized cost		£ 10,000